OTHER (LOSSES) GAINS-NET	12 Months Ended
Dec. 31, 2021
OTHER (LOSSES)/GAINS-NET
OTHER (LOSSES)/GAINS-NET

28    OTHER (LOSSES)/GAINS-NET

	For the years ended December 31
	2019	2020	2021
	(Restated)

(Loss)/gain on disposal of subsidiaries (Note 40)	261,187	11,305	(27,404)
Realized and unrealized gains on futures, forward and option contracts, net(i)	50,820	512,984	(604,734)
(Loss)/gain on disposal of property, plant and equipment and intangible assets, net (ii)	259,684	319,796	(650,711)
(Loss)/gain on acquisition of associates (iii)	295,288	—	—
Losses on derecognition of financial assets measured at amortized cost	—	—	(91,348)
Gain on disposal of investment in a joint venture (iv)	159,514	—	—
Others	(44,816)	59,786	(249,306)
	981,677	903,871	(1,623,503)
(i)	The Group does not apply hedge accounting for these futures, forward and option contracts.
(ii)	During the year ended December 31, 2021, the Group abandoned or replaced certain idle or inefficient property, plant and equipment in the process of production line improvement or disposal, resulting in a loss of RMB651 million.

During the year ended December 31, 2020, the aluminum capacity quota of Shandong Huayu has been disposed of, and the Group recognized the disposal gain of RMB539 million.

During the year ended December 31, 2019, the electrolytic aluminum capacity quota was transferred from Shanxi Huasheng Co., Ltd. to Yixin Aluminum with a gain of RMB800 million recorded. The fixed assets related to the electrolytic aluminum production line of Guizhou Branch have been disposed of, and the Company recognized the disposal loss of RMB541 million.

(iii)	During the year ended December 31, 2019, the Group recognized a gain of RMB204 million and a gain of RMB91 million on barging purchase of associates Yunnan Aluminum and Yixin Aluminum, respectively.
(iv)	In March 2019, Ningxia Energy transferred, through an auction transaction, its 50% equity interest in Ningxia Zhongning Power Co., Ltd. to Ningxia Tianyuan Manganese Industry Group Co., Ltd. A gain of RMB159 million from disposal of investment in a joint venture was recorded by the Group.